Inventories - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Finished Goods	$ 19,030	$ 22,697
Raw Materials	5,427	2,147
Total	$ 24,457	$ 24,844